Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue by type of service provided by the Group
The following table summarizes the revenue by type of service provided by the Group:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Live streaming	6,617,291,032	8,852,225,839	8,596,599,175
Advertisement	513,265,806	645,227,128	464,866,153
Other	152,673,415	104,420,970	103,865,432

Total	7,283,230,253	9,601,873,937	9,165,330,760